Environmental rehabilitation provision	12 Months Ended
Dec. 31, 2023
Environmental rehabilitation provision
Environmental rehabilitation provision
18.	Environmental rehabilitation provision

	2023	2022
	($)	($)
Balance – Beginning of year	75,770	53,236
Acquisition of Tintic	—	4,599
New liabilities	3,660	22,353
Revision of estimates	(3,964)	(5,637)
Accretion expense	3,154	3,223
Settlement of liabilities / payment of liabilities	(2,933)	(3,409)
Currency translation adjustment	1,042	1,405
Balance – End of year	76,729	75,770

Current liabilities	4,204	9,738
Non-current liabilities	72,525	66,032
	76,729	75,770

The environmental rehabilitation provision represents the legal and contractual obligations associated with the eventual closure of the Company’s mining interests, property, plant and equipment and exploration and evaluation assets. As at December 31, 2023, the estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation amounts to $88.6 million. The weighted average actualization rate used is 4.47% and the disbursements are expected to be made between 2024 and 2030 as per the current closure plans.